Summary of significant accounting policies - Oil and natural gas properties (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of significant accounting policies
Depletion and accretion recognized	$ 33.8	$ 16.1	$ 105.3	$ 94.2	$ 79.5